SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVE
Years
Laboratory equipment	7-15
Computers	3-4
Office furniture and equipment	15